Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Parenthetical) (Detail) ₨ in Millions	Jan. 18, 2022 INR (₨)
Solar Energy and its Subsidiaries | Disposal Groups Classified as Held for Sale | Two Solar Rooftop Projects
Assets
Impairment loss on property, plant and equipment	₨ 88